Income Tax - Summary of Reconciliation of Deferred Income Tax Assets (Liability), Net (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of reconciliation of changes in deferred tax liability asset [line items]
Deferred income tax asset/(liability), net as of January 1	₽ (581)
Deferred tax benefit/(expense)		₽ 253
Deferred income tax asset/(liability), net as of December 31	(581)	(581)
Deferred income taxes [member]
Disclosure of reconciliation of changes in deferred tax liability asset [line items]
Deferred income tax asset/(liability), net as of January 1	(581)	(834)	₽ 203
Effect of acquisitions of subsidiaries	0		(1,037)
Deferred tax benefit/(expense)	0	253
Deferred income tax asset/(liability), net as of December 31	₽ (581)	₽ (581)	₽ (834)